UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04581

CORNERCAP GROUP OF FUNDS
The Peachtree, Suite 1700
1355 Peachtree Street NE
Atlanta, GA 30309

Atlantic Fund Services, LLC
Three Canal Plaza, Suite 600
Portland, ME 04101

Registrant's telephone number, including area code: (404) 870-0700

Date of fiscal year end: March 31

Date of reporting period: April 1, 2017 – June 30, 2017

Item 1.  Schedule of Investments.

Schedule of Investments
CornerCap Balanced Fund	June 30, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCK (59.3%)
Aerospace & Defense (0.7%)
Rockwell Collins, Inc.	2,060	$216,465
Auto Manufacturers (0.6%)
General Motors Co.	5,355	187,050
Banks (7.3%)
Bank of America Corp.	7,940	192,624
BB&T Corp.	4,575	207,751
Capital One Financial Corp.	1,995	164,827
Citigroup, Inc.	2,820	188,602
Citizens Financial Group, Inc.	5,615	200,343
Huntington Bancshares, Inc.	15,540	210,101
JPMorgan Chase & Co.	2,445	223,473
KeyCorp	10,700	200,518
Regions Financial Corp.	13,590	198,958
The Bank of New York Mellon Corp.	4,160	212,243
U.S. Bancorp	3,785	196,517
Wells Fargo & Co.	3,230	178,974
		2,374,931
Biotechnology (1.8%)
Amgen, Inc.	1,140	196,342
Biogen, Inc.(a)	770	208,947
Gilead Sciences, Inc.	2,420	171,288
		576,577
Building Materials (0.7%)
DR Horton, Inc.	6,165	213,124
Chemicals (1.8%)
Celanese Corp., Class A	2,300	218,362
Eastman Chemical Co.	2,325	195,277
LyondellBasell Industries NV, Class A	1,930	162,873
		576,512
Commercial Services (1.8%)
FleetCor Technologies, Inc.(a)	1,420	204,778
Nielsen Holdings PLC	4,645	179,576
Vantiv, Inc., Class A(a)	3,160	200,154
		584,508
Computers (1.5%)
Accenture PLC, Class A	1,505	186,138
NetApp, Inc.	4,730	189,437
Xerox Corp.	4,158	119,459
		495,034
Schedule of Investments
CornerCap Balanced Fund	June 30, 2017 (Unaudited)

	Shares	Fair Value
Diversified Financial Services (2.9%)
Alliance Data Systems Corp.	820	$210,486
Discover Financial Services	2,780	172,888
Morgan Stanley	4,315	192,276
Raymond James Financial, Inc.	2,385	191,325
The Western Union Co.	9,615	183,166
		950,141
Electric (1.2%)
FirstEnergy Corp.	6,885	200,766
TE Connectivity, Ltd.	2,520	198,274
		399,040
Electronics (0.7%)
Corning, Inc.	7,135	214,407
Food (3.4%)
Aramark	5,445	223,136
Campbell Soup Co.	2,895	150,974
Ingredion, Inc.	1,625	193,717
Sysco Corp.	3,655	183,956
The J.M. Smucker Co.	1,375	162,704
Tyson Foods, Inc., Class A	3,205	200,729
		1,115,216
Hand & Machine Tools (0.5%)
Snap-on, Inc.	1,055	166,690
Healthcare Services (2.5%)
Centene Corp.(a)	2,695	215,276
CIGNA Corp.	1,185	198,357
HCA Healthcare, Inc.(a)	2,440	212,768
Universal Health Services, Inc., Class B	1,645	200,822
		827,223
Insurance (4.3%)
Aflac, Inc.	2,730	212,066
CNA Financial Corp.	4,280	208,650
Everest Re Group, Ltd.	795	202,399
Lincoln National Corp.	2,630	177,735
Principal Financial Group, Inc.	3,185	204,063
Prudential Financial, Inc.	1,590	171,943
The Allstate Corp.	2,440	215,794
		1,392,650
Leisure Time (0.7%)
Carnival Corp.	3,330	218,348

Schedule of Investments
CornerCap Balanced Fund	June 30, 2017 (Unaudited)

	Shares	Fair Value
Machinery - Construction & Mining (0.6%)
Caterpillar, Inc.	1,895	$203,637
Media (1.2%)
Comcast Corp., Class A	5,510	214,449
Viacom, Inc., Class B	5,500	184,635
		399,084
Miscellaneous Manufacturing (1.9%)
Eaton Corp. PLC	2,880	224,151
Parker-Hannifin Corp.(a)	1,170	186,989
WestRock Co.	3,705	209,925
		621,065
Oil & Gas (5.0%)
Cabot Oil & Gas Corp.	7,760	194,621
Chevron Corp.	1,760	183,621
ConocoPhillips	4,200	184,632
Devon Energy Corp.	4,990	159,530
Diamondback Energy, Inc.(a)	1,725	153,197
Exxon Mobil Corp.	2,365	190,926
Marathon Petroleum Corp.	3,805	199,116
Newfield Exploration Co.(a)	5,060	144,008
Valero Energy Corp.	3,175	214,185
		1,623,836
Pharmaceuticals (3.6%)
AbbVie, Inc.	2,820	204,478
AmerisourceBergen Corp.	2,220	209,857
Bristol-Myers Squibb Co.	3,390	188,891
McKesson Corp.	1,175	193,334
Merck & Co., Inc.	2,935	188,104
Pfizer, Inc.	5,410	181,722
		1,166,386
Real Estate Investment Trusts (2.3%)
American Homes 4 Rent, Class A REIT	4,810	108,562
Corporate Office Properties Trust REIT	3,010	105,440
CubeSmart REIT	4,325	103,973
Highwoods Properties, Inc. REIT	2,045	103,702
National Retail Properties, Inc. REIT	2,725	106,547
Park Hotels & Resorts, Inc. REIT	3,860	104,066
PS Business Parks, Inc. REIT	810	107,236
		739,526
Retail (2.8%)
CVS Health Corp.	2,330	187,472
The Gap, Inc.	8,670	190,653
The TJX Cos., Inc.	2,615	188,725

Schedule of Investments
CornerCap Balanced Fund	June 30, 2017 (Unaudited)

	Shares	Fair Value
Retail (2.8%)(continued)
Tractor Supply Co.	2,595	$140,675
Wal-Mart Stores, Inc.	2,510	189,957
		897,482
Semiconductors (2.8%)
Applied Materials, Inc.	4,645	191,885
Intel Corp.	5,165	174,267
Lam Research Corp.	1,325	187,395
Microchip Technology, Inc.	2,345	180,987
QUALCOMM, Inc.	3,135	173,115
		907,649
Software (2.6%)
Citrix Systems, Inc.(a)	2,450	194,971
First Data Corp., Class A(a)	12,315	224,133
Oracle Corp.	4,515	226,382
VMware, Inc., Class A(a)	2,165	189,286
		834,772
Telecommunications (2.2%)
AT&T, Inc.	4,400	166,012
CenturyLink, Inc.	7,025	167,757
Discovery Communications, Inc., Class A(a)	7,505	193,854
Juniper Networks, Inc.	6,190	172,577
		700,200
Transportation (1.9%)
Cummins, Inc.	1,260	204,397
Union Pacific Corp.	1,815	197,672
United Rentals, Inc.(a)	1,765	198,933
		601,002
TOTAL COMMON STOCK (COST $17,495,476)		19,202,555
EXCHANGE TRADED FUNDS (3.9%)
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	24,635	633,612
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	24,965	633,861
TOTAL EXCHANGE TRADED FUNDS (COST $1,245,946)		1,267,473
	Principal Amount	Fair Value
GOVERNMENT BOND (3.4%)
U.S. Treasury Inflation Indexed Bond, 1.375%, 01/15/2020	$ 284,277	$293,024
U.S. Treasury Inflation Indexed Bond, 0.125%, 01/15/2022	539,770	539,315
U.S. Treasury Inflation Indexed Bond, 0.625%, 01/15/2024	262,333	265,665

TOTAL GOVERNMENT BOND (COST $1,101,688)		1,098,004

Schedule of Investments
CornerCap Balanced Fund	June 30, 2017 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS (27.9%)
Auto Manufacturers (2.1%)
Ford Motor Co., 9.215%, 09/15/2021	$ 275,000	$341,486
General Motors Financial Co, Inc., 4.000%, 01/15/2025	325,000	326,409
		667,895
Banks (2.8%)
Bank of America Corp., MTN, 4.750%, 08/15/2020	250,000	264,601
JPMorgan Chase & Co., 3.875%, 09/10/2024	300,000	309,549
The Goldman Sachs Group, Inc., 5.750%, 01/24/2022	300,000	337,728
		911,878
Biotechnology (0.9%)
Celgene Corp., 1.900%, 08/15/2017	300,000	300,127
Diversified Financial Services (1.0%)
Fiserv, Inc., 4.750%, 06/15/2021	300,000	324,251

Electronics (3.7%)
Agilent Technologies, Inc., 5.000%, 07/15/2020	270,000	290,433
Arrow Electronics, Inc., 5.125%, 03/01/2021	310,000	334,761
Avnet, Inc., 4.875%, 12/01/2022	250,000	264,797
Tech Data Corp., 3.750%, 09/21/2017	300,000	300,912
		1,190,903
Entertainment (0.8%)
International Game Technology, 7.500%, 06/15/2019	250,000	274,375
Food (1.0%)
Ingredion, Inc., 1.800%, 09/25/2017	325,000	325,195
Healthcare Services (0.8%)
Humana, Inc., 6.300%, 08/01/2018	250,000	261,664
Insurance (1.3%)
The Travelers Cos., Inc., 5.900%, 06/02/2019	150,000	161,008
WR Berkley Corp., 5.375%, 09/15/2020	230,000	248,939
		409,947
Oil & Gas (1.4%)
Statoil ASA, 6.700%, 01/15/2018	150,000	153,969
Valero Energy Corp., 9.375%, 03/15/2019	275,000	307,754
		461,723

Schedule of Investments
CornerCap Balanced Fund	June 30, 2017 (Unaudited)

	Principal Amount	Fair Value
Pharmaceuticals (3.1%)
Cardinal Health, Inc., 3.200%, 03/15/2023	$ 320,000	$326,262
Express Scripts Holding Co., 3.900%, 02/15/2022	640,000	669,887
		996,149
Real Estate Investment Trusts (0.9%)
Weyerhaeuser Co., 7.125%, 07/15/2023	250,000	297,822
Retail (3.5%)
Dillard's, Inc., 6.625%, 01/15/2018	275,000	280,618
Foot Locker, Inc., 8.500%, 01/15/2022	385,000	450,450
Oshkosh Corp., 5.375%, 03/01/2022	100,000	103,750
Walgreen Co., 3.100%, 09/15/2022	305,000	311,084
		1,145,902
Software (1.0%)
CA, Inc., 5.375%, 12/01/2019	300,000	314,970
Telecommunications (1.8%)
AT&T, Inc., 5.000%, 03/01/2021	255,000	275,850
eBay, Inc., 2.600%, 07/15/2022	300,000	297,326
		573,176
Transportation (1.8%)
American Airlines Group, Inc., 6.125%, 06/01/2018	300,000	308,100
United Continental Holdings, Inc., 6.375%, 06/01/2018	250,000	259,063
		567,163
TOTAL CORPORATE BONDS (COST $8,917,599)		9,023,140
MUNICIPAL BONDS (0.5%)
Kansas (0.5%)
Johnson County KS, Build America General Obligation Bonds, Unified School District No. 232, 4.950%, 09/01/2019	150,000	151,900
TOTAL MUNICIPAL BONDS (COST $150,722)		151,900
U.S. GOVERNMENT & AGENCY OBLIGATIONS (1.3%)
U.S. Treasury Securities (1.3%)
U.S. Treasury Note, 2.000%, 02/15/2025	435,000	428,934

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (COST $422,687)		428,934

Schedule of Investments
CornerCap Balanced Fund	June 30, 2017 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS (2.7%)
Federated Treasury Obligation Money Market Fund, 7 Day Yield 0.836%	889,348	889,348
TOTAL SHORT-TERM INVESTMENTS (COST $889,348)		889,348
TOTAL INVESTMENTS (COST $30,223,466)	99.0%	32,061,354
TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES	1.0%	317,810
NET ASSETS	100.0%	$32,379,164

(a)	Non-income producing security.

Common Abbreviations:
ETF	Exchange Traded Fund
MTN	Medium Term Note
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Schedule of Investments
CornerCap Small-Cap Value Fund	June 30, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCK (96.6%)
Aerospace & Defense (1.5%)
Aerojet Rocketdyne Holdings, Inc.(a)	22,810	$474,448
Esterline Technologies Corp.(a)	5,650	535,620
Moog, Inc., Class A(a)	8,745	627,191
		1,637,259
Auto Parts & Equipment (2.8%)
Commercial Vehicle Group, Inc.(a)	84,985	718,123
Cooper-Standard Holdings, Inc.(a)	4,840	488,211
Standard Motor Products, Inc.	9,685	505,751
Strattec Security Corp.	11,255	398,427
Tenneco, Inc.	7,535	435,749
Tower International, Inc.	22,265	499,849
		3,046,110
Banks (14.7%)
BankUnited, Inc.	14,705	495,706
Camden National Corp.	12,785	548,604
Carolina Financial Corp.	15,410	498,051
Cathay General Bancorp	13,475	511,376
Civista Bancshares, Inc.	23,335	487,235
Customers Bancorp, Inc.(a)	16,000	452,480
Enterprise Financial Services Corp.	11,965	488,172
Farmers National Banc Corp.	38,660	560,570
FB Financial Corp.(a)	14,360	519,688
Financial Institutions, Inc.	17,460	520,308
First Commonwealth Financial Corp.	37,820	479,558
First Foundation, Inc.(a)	31,290	514,095
First Internet Bancorp	18,120	508,266
First Midwest Bancorp, Inc.	21,630	504,195
Franklin Financial Network, Inc.(a)	12,275	506,344
Fulton Financial Corp.	27,905	530,195
Hilltop Holdings, Inc.	16,970	444,784
Home BancShares, Inc.	20,455	509,329
Independent Bank Group, Inc.	8,550	508,725
MainSource Financial Group, Inc.	15,075	505,163
Old Line Bancshares, Inc.	17,320	488,078
Old Second Bancorp, Inc.(a)	44,635	515,534
Peoples Bancorp, Inc.	15,340	492,874
Preferred Bank/Los Angeles CA	9,700	518,659
Republic Bancorp, Inc., Class A	13,825	493,553
S&T Bancorp, Inc.	13,760	493,434
Sandy Spring Bancorp, Inc.	12,485	507,640
TCF Financial Corp.	28,655	456,761
United Community Banks, Inc.	17,865	496,647
Valley National Bancorp	44,095	520,762
WesBanco, Inc.	11,795	466,374

Schedule of Investments
CornerCap Small-Cap Value Fund	June 30, 2017 (Unaudited)

	Shares	Fair Value
Banks (14.7%)(continued)
Western Alliance Bancorp.(a)	11,265	$554,238
		16,097,398
Building Materials (1.5%)
Continental Building Products, Inc.(a)	22,055	513,882
Global Brass & Copper Holdings, Inc.	16,995	519,197
Louisiana-Pacific Corp.(a)	26,465	638,071
		1,671,150
Chemicals (2.4%)
A Schulman, Inc.	16,010	512,320
Cabot Corp.	10,100	539,643
Minerals Technologies, Inc.	7,190	526,308
OMNOVA Solutions, Inc.(a)	52,590	512,753
PolyOne Corp.	14,060	544,684
		2,635,708
Coal Operations (1.0%)
Hallador Energy Co.	61,122	474,918
SunCoke Energy, Inc.(a)	53,655	584,839
		1,059,757
Commercial Services (4.8%)
BG Staffing, Inc.	23,375	406,258
CECO Environmental Corp.	36,030	330,755
Heidrick & Struggles International, Inc.	25,505	554,734
Heritage-Crystal Clean, Inc.(a)	32,430	515,637
Navigant Consulting, Inc.(a)	25,145	496,865
Quad/Graphics, Inc.	19,230	440,752
RPX Corp.(a)	36,680	511,686
SP Plus Corp.(a)	16,380	500,409
The Hackett Group, Inc.	23,940	371,070
TrueBlue, Inc.(a)	20,630	546,695
Vectrus, Inc.(a)	19,810	640,259
		5,315,120
Computers (1.9%)
Barracuda Networks, Inc.(a)	20,550	473,883
CACI International, Inc., Class A(a)	4,790	598,989
Convergys Corp.	20,100	477,978
Sykes Enterprises, Inc.(a)	16,745	561,460
		2,112,310
Distribution/Wholesale (1.3%)
Anixter International, Inc.(a)	6,150	480,930
Essendant, Inc.	28,495	422,581
WESCO International, Inc.(a)	8,440	483,612
		1,387,123

Schedule of Investments
CornerCap Small-Cap Value Fund	June 30, 2017 (Unaudited)

	Shares	Fair Value
Diversified Financial Services (3.3%)
CBIZ, Inc.(a)	32,090	$481,350
Consolidated-Tomoka Land Co.	9,040	514,828
Evercore Partners, Inc., Class A	6,905	486,803
Federated Investors, Inc., Class B	18,605	525,591
Houlihan Lokey, Inc.	14,915	520,534
ICF International, Inc.(a)	11,515	542,356
INTL. FCStone, Inc.(a)	13,265	500,886
		3,572,348
Electric (1.5%)
Avista Corp.	13,175	559,410
El Paso Electric Co.	11,610	600,237
NorthWestern Corp.	8,140	496,703
		1,656,350
Electrical Components & Equipment (0.9%)
Atkore International Group, Inc.(a)	23,000	518,650
EnerSys	6,870	497,731
		1,016,381
Electronics (2.0%)
CTS Corp.	24,265	524,124
Methode Electronics, Inc.	12,245	504,494
Plexus Corp.(a)	11,120	584,578
Sanmina Corp.(a)	15,315	583,502
		2,196,698
Energy (0.9%)
Generac Holdings, Inc.(a)	13,500	487,755
SPX Corp.(a)	19,350	486,846
		974,601
Engineering & Construction (1.4%)
Argan, Inc.	8,030	481,800
EMCOR Group, Inc.	7,410	484,466
MasTec, Inc.(a)	12,345	557,377
		1,523,643
Food (1.1%)
Fresh Del Monte Produce, Inc.	9,505	483,900
Ingles Markets, Inc., Class A	12,075	402,097
SpartanNash Co.	13,602	353,108
		1,239,105
Forest Products & Paper (0.9%)
Domtar Corp.	12,745	489,663
Schweitzer-Mauduit International, Inc.	13,135	489,016
		978,679

Schedule of Investments
CornerCap Small-Cap Value Fund	June 30, 2017 (Unaudited)

	Shares	Fair Value
Hand & Machine Tools (0.5%)
Regal Beloit Corp.	6,355	$518,250
Healthcare Products (0.4%)
AngioDynamics, Inc.(a)	29,975	485,895
Healthcare Services (2.5%)
Charles River Laboratories International, Inc.(a)	6,235	630,670
Civitas Solutions, Inc.(a)	28,355	496,213
LHC Group, Inc.(a)	7,395	502,047
LifePoint Health, Inc.(a)	8,515	571,782
Select Medical Holdings Corp.(a)	36,295	557,128
		2,757,840
Home Builders (1.6%)
Century Communities, Inc.(a)	18,795	466,116
MDC Holdings, Inc.	20,979	741,188
Taylor Morrison Home Corp., Class A(a)	21,265	510,573
		1,717,877
Home Furnishings (1.0%)
Hooker Furniture Corp.	11,955	491,948
La-Z-Boy, Inc.	17,895	581,588
		1,073,536
Household Products (1.4%)
ACCO Brands Corp.(a)	41,300	481,145
Ennis, Inc.	24,975	477,023
Lifetime Brands, Inc.	30,955	561,833
		1,520,001
Insurance (5.1%)
Blue Capital Reinsurance Holdings, Ltd.	26,510	485,133
CNO Financial Group, Inc.	32,045	669,100
Crawford & Co., Class B	44,575	414,548
Employers Holdings, Inc.	12,415	525,154
Essent Group, Ltd.(a)	12,585	467,407
FBL Financial Group, Inc., Class A	7,425	456,638
Fidelity & Guaranty Life	16,845	523,037
Kingstone Cos, Inc.	32,180	492,354
National General Holdings Corp.	21,950	463,145
State National Cos., Inc.	36,130	664,069
Stewart Information Services Corp.	10,680	484,658
		5,645,243
Internet (1.1%)
Bankrate, Inc.(a)	49,300	633,505
Perficient, Inc.(a)	29,395	547,923
		1,181,428

Schedule of Investments
CornerCap Small-Cap Value Fund	June 30, 2017 (Unaudited)

	Shares	Fair Value
Leisure Services (1.3%)
Johnson Outdoors, Inc., Class A	14,905	$718,570
MCBC Holdings, Inc.(a)	33,480	654,534
		1,373,104
Lodging (1.1%)
Century Casinos, Inc.(a)	64,435	474,886
Extended Stay America, Inc.	35,545	688,151
		1,163,037
Media (1.3%)
John Wiley & Sons, Inc., Class A	9,360	493,740
Time, Inc.	37,635	540,062
Townsquare Media, Inc., Class A(a)	38,125	390,400
		1,424,202
Metal Fabricate & Hardware (1.0%)
Kaiser Aluminum Corp.	5,950	526,694
Worthington Industries, Inc.	11,170	560,957
		1,087,651
Mining (0.5%)
Tahoe Resources, Inc.(a)	59,040	508,925
Miscellaneous Manufacturing (3.8%)
Barnes Group, Inc.	10,435	610,761
Crane Co.	6,090	483,424
Greif, Inc., Class A	9,145	510,108
Hillenbrand, Inc.	13,325	481,032
Insteel Industries, Inc.	14,245	469,658
ITT, Inc.	12,560	504,661
Owens-Illinois, Inc.(a)	25,425	608,166
Park-Ohio Holdings Corp.	14,125	538,162
		4,205,972
Office Furnishings (1.2%)
HNI Corp.	10,455	416,841
Knoll, Inc.	20,595	412,930
Steelcase, Inc., Class A	33,395	467,530
		1,297,301
Oil & Gas (2.8%)
Evolution Petroleum Corp.	64,880	525,528
Exterran Corp.(a)	17,870	477,129
Gulfport Energy Corp.(a)	33,425	493,019
Par Pacific Holdings, Inc.(a)	29,215	527,038
Penn Virginia Corp.(a)	14,895	547,391
WildHorse Resource Development Corp.(a)	37,718	466,572
		3,036,677
Schedule of Investments
CornerCap Small-Cap Value Fund	June 30, 2017 (Unaudited)

	Shares	Fair Value
Oil & Gas Services (0.5%)
McDermott International, Inc.(a)	74,850	$536,675
Pharmaceuticals (2.3%)
Omega Protein Corp.	19,570	350,303
PharMerica Corp.(a)	19,390	508,988
Phibro Animal Health Corp., Class A	16,900	626,145
Prestige Brands Holdings, Inc.(a)	9,705	512,521
USANA Health Sciences, Inc.(a)	7,510	481,391
		2,479,348
Real Estate Investment Trusts (8.8%)
Armada Hoffler Properties, Inc. REIT	39,775	515,086
Care Capital Properties, Inc. REIT	17,120	457,104
CareTrust REIT, Inc.	25,315	469,340
Corporate Office Properties Trust REIT	16,635	582,724
Gladstone Commercial Corp. REIT	27,545	600,206
InfraREIT, Inc. REIT	24,855	475,973
Lexington Realty Trust REIT	49,270	488,266
National Health Investors, Inc. REIT	6,385	505,692
One Liberty Properties, Inc. REIT(a)	20,945	490,741
Outfront Media, Inc. REIT	22,885	529,101
Potlatch Corp. REIT	12,045	550,456
Preferred Apartment Communities, Inc., Class A REIT	30,395	478,721
PS Business Parks, Inc. REIT	3,820	505,730
Ramco-Gershenson Properties Trust REIT	37,860	488,394
RLJ Lodging Trust REIT	24,975	496,253
Ryman Hospitality Properties, Inc. REIT	7,490	479,435
STAG Industrial, Inc. REIT	17,430	481,068
Tier REIT, Inc.	29,370	542,758
Xenia Hotels & Resorts, Inc. REIT	26,575	514,758
		9,651,806
Retail (4.1%)
Bloomin' Brands, Inc.	26,155	555,271
Caleres, Inc.	18,435	512,124
Citi Trends, Inc.	26,820	569,120
HSN, Inc.	15,725	501,627
Party City Holdco, Inc.(a)	29,580	462,927
PCM, Inc.(a)	25,240	473,250
Perry Ellis International, Inc.(a)	23,110	449,721
Tilly's, Inc., Class A(a)	48,710	494,407
World Fuel Services Corp.	13,710	527,149
		4,545,596
Savings & Loans (3.0%)
Berkshire Hills Bancorp, Inc.	17,725	623,034
First Defiance Financial Corp.	11,910	627,419
Flagstar Bancorp, Inc.(a)	20,460	630,577

Schedule of Investments
CornerCap Small-Cap Value Fund	June 30, 2017 (Unaudited)

	Shares	Fair Value
Savings & Loans (3.0%)(continued)
Flushing Financial Corp.	17,120	$482,613
Home Bancorp, Inc.	472	20,069
Territorial Bancorp, Inc.	15,205	474,244
United Community Financial Corp.	57,525	478,033
		3,335,989
Semiconductors (2.1%)
Amkor Technology, Inc.(a)	45,520	$444,730
Cohu, Inc.	30,830	485,264
Diodes, Inc.(a)	20,380	489,732
IXYS Corp.(a)	29,775	489,799
Nanometrics, Inc.(a)	17,590	444,851
		2,354,376
Software (1.4%)
CSG Systems International, Inc.	12,555	509,482
Progress Software Corp.	16,265	502,426
Verint Systems, Inc.(a)	12,330	501,831
		1,513,739
Telecommunications (2.4%)
Autobytel, Inc.(a)	39,830	502,256
DHI Group, Inc.(a)	68,555	195,382
Gray Television, Inc.(a)	33,810	463,197
InterDigital, Inc.	5,915	457,230
Telephone & Data Systems, Inc.	17,705	491,314
TiVo Corp.	26,505	494,318
		2,603,697
Transportation (1.0%)
Aaron's, Inc.	15,215	591,863
McGrath RentCorp	15,755	545,596
		1,137,459
Wholesale Distributors (0.5%)
ScanSource, Inc.(a)	14,495	584,148

TOTAL COMMON STOCK (COST $96,161,696)		105,859,512
TOTAL INVESTMENTS (COST $96,161,696)	96.6%	105,859,512
TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES	3.4%	3,702,307
NET ASSETS	100.0%	$109,561,819
(a)	Non-income producing security.

Common Abbreviations:
REIT	Real Estate Investment Trust

Schedule of Investments
CornerCap Large/Mid-Cap Value Fund	June 30, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCK (98.8%)
Aerospace & Defense (1.1%)
Rockwell Collins, Inc.	2,655	$278,987
Auto Manufacturers (1.0%)
General Motors Co.	7,580	264,769
Banks (12.2%)
Bank of America Corp.	11,365	275,715
BB&T Corp.	6,050	274,731
Capital One Financial Corp.	2,740	226,379
Citigroup, Inc.	4,235	283,237
Citizens Financial Group, Inc.	7,510	267,957
Huntington Bancshares, Inc.	18,320	247,686
JPMorgan Chase & Co.	2,890	264,146
KeyCorp	14,775	276,883
Regions Financial Corp.	18,470	270,401
The Bank of New York Mellon Corp.	5,365	273,722
U.S. Bancorp	4,660	241,947
Wells Fargo & Co.	4,890	270,955
		3,173,759
Biotechnology (2.7%)
Amgen, Inc.	1,440	248,011
Biogen, Inc.(a)	850	230,656
Gilead Sciences, Inc.	3,165	224,019
		702,686
Building Materials (1.0%)
DR Horton, Inc.	7,845	271,202
Chemicals (3.1%)
Celanese Corp., Class A	2,950	280,073
Eastman Chemical Co.	3,100	260,369
LyondellBasell Industries NV, Class A	3,155	266,251
		806,693
Commercial Services (1.9%)
FleetCor Technologies, Inc.(a)	1,750	252,367
Nielsen Holdings PLC	6,075	234,860
		487,227
Computers (2.5%)
Accenture PLC, Class A	2,075	256,636
NetApp, Inc.	6,410	256,721
Xerox Corp.	4,813	138,277
		651,634

Schedule of Investments
CornerCap Large/Mid-Cap Value Fund	June 30, 2017 (Unaudited)

	Shares	Fair Value
Diversified Financial Services (6.4%)
Alliance Data Systems Corp.	980	$251,556
Discover Financial Services	3,190	198,386
Morgan Stanley	5,460	243,298
Raymond James Financial, Inc.	2,995	240,259
Synchrony Financial	6,865	204,714
The Western Union Co.	13,490	256,985
Vantiv, Inc., Class A(a)	4,230	267,928
		1,663,126
Electric (1.8%)
Corning, Inc.	8,410	252,720
FirstEnergy Corp.	7,955	231,968
		484,688
Electrical Components & Equipment (1.1%)
TE Connectivity, Ltd.	3,530	277,740
Food (5.9%)
Aramark	7,020	287,679
Campbell Soup Co.	4,825	251,624
Ingredion, Inc.	2,085	248,553
Sysco Corp.	4,925	247,875
The J.M. Smucker Co.	2,020	239,027
Tyson Foods, Inc., Class A	4,465	279,643
		1,554,401
Hand & Machine Tools (1.0%)
Snap-on, Inc.	1,665	263,070
Healthcare Services (5.0%)
Centene Corp.(a)	3,545	283,174
Cigna Corp.	1,600	267,824
HCA Healthcare, Inc.(a)	2,790	243,288
UnitedHealth Group, Inc.	1,505	279,057
Universal Health Services, Inc., Class B	1,995	243,550
		1,316,893
Insurance (7.9%)
Aflac, Inc.	3,505	272,268
Chubb, Ltd.	1,740	252,961
CNA Financial Corp.	5,595	272,756
Everest Re Group, Ltd.	1,045	266,047
Lincoln National Corp.	3,240	218,959
Principal Financial Group, Inc.	4,095	262,367
Prudential Financial, Inc.	2,275	246,019
The Allstate Corp.	3,120	275,933
		2,067,310

Schedule of Investments
CornerCap Large/Mid-Cap Value Fund	June 30, 2017 (Unaudited)

	Shares	Fair Value
Leisure Time (1.0%)
Carnival Corp.	3,835	$251,461
Machinery - Construction & Mining (1.1%)
Caterpillar, Inc.	2,610	280,471
Media (0.9%)
Viacom, Inc., Class B	7,065	237,172
Miscellaneous Manufacturing (2.9%)
Eaton Corp. PLC	2,920	227,263
Parker-Hannifin Corp.(a)	1,600	255,712
WestRock Co.	4,995	283,017
		765,992
Oil & Gas (8.3%)
Cabot Oil & Gas Corp.	10,760	269,861
Chevron Corp.	2,065	215,441
ConocoPhillips	5,575	245,077
Devon Energy Corp.	6,840	218,675
Diamondback Energy, Inc.(a)	2,545	226,021
Exxon Mobil Corp.	3,318	267,862
Marathon Petroleum Corp.	4,685	245,166
Newfield Exploration Co.(a)	8,445	240,345
Valero Energy Corp.	3,630	244,880
		2,173,328
Pharmaceuticals (5.7%)
AbbVie, Inc.	3,915	283,877
AmerisourceBergen Corp.	2,575	243,415
Bristol-Myers Squibb Co.	4,715	262,720
McKesson Corp.	1,145	188,398
Merck & Co., Inc.	4,090	262,128
Pfizer, Inc.	7,140	239,832
		1,480,370
Real Estate Investment Trusts (3.8%)
American Homes 4 Rent, Class A REIT	6,470	146,028
Corporate Office Properties Trust REIT	4,040	141,521
CubeSmart REIT	5,835	140,273
Highwoods Properties, Inc. REIT	2,750	139,453
National Retail Properties, Inc. REIT	3,775	147,603
Park Hotels & Resorts, Inc. REIT	5,165	139,248
PS Business Parks, Inc. REIT	1,085	143,643
		997,769

Schedule of Investments
CornerCap Large/Mid-Cap Value Fund	June 30, 2017 (Unaudited)

	Shares	Fair Value
Retail (4.4%)
CVS Health Corp.	2,830	$227,702
The Gap, Inc.	11,685	256,953
The TJX Cos., Inc.	2,975	214,706
Tractor Supply Co.	3,310	179,435
Wal-Mart Stores, Inc.	3,555	269,042
		1,147,838
Semiconductors (4.6%)
Applied Materials, Inc.	5,895	243,523
Intel Corp.	7,255	244,784
Lam Research Corp.	1,740	246,088
Microchip Technology, Inc.	3,450	266,271
QUALCOMM, Inc.	3,670	202,657
		1,203,323
Software (4.0%)
Citrix Systems, Inc.(a)	3,345	266,195
First Data Corp., Class A(a)	15,805	287,651
Oracle Corp.	5,010	251,201
VMware, Inc., Class A(a)	2,695	235,624
		1,040,671
Telecommunications (4.4%)
AT&T, Inc.	6,785	255,998
CenturyLink, Inc.	9,195	219,577
Comcast Corp., Class A	6,450	251,034
Discovery Communications, Inc., Class A(a)	7,745	200,053
Juniper Networks, Inc.	7,970	222,204
		1,148,866
Transportation (3.1%)
Cummins, Inc.	1,610	261,174
Union Pacific Corp.	2,395	260,840
United Rentals, Inc.(a)	2,500	281,775
		803,789
TOTAL COMMON STOCK (COST $23,810,775)		25,795,235
SHORT-TERM INVESTMENTS (1.9%)
Federated Treasury Obligations Money Market Fund, 7 Day Yield, 0.836%	488,138	488,138

TOTAL SHORT-TERM INVESTMENTS (COST $488,138)		488,138
TOTAL INVESTMENTS (COST $24,298,913)	100.7%	26,283,373
TOTAL LIABILITIES IN EXCESS OF OTHER ASSETS	(0.7)%	(183,357)
NET ASSETS	100.0%	$26,100,016
(a)	Non-income producing security.

Common Abbreviations:
PLC	Public Limited Company
REIT  Real Estate Investment Trust

Notes to Financial Statements
June 30, 2017 (Unaudited)

1. ORGANIZATION

The CornerCap Group of Funds (the "Funds") was organized on January 6, 1986 as a Massachusetts Business Trust (the "Trust") and is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. CornerCap Balanced Fund and CornerCap Large/Mid-Cap Value Fund currently offer Investor Shares and CornerCap Small-Cap Value Fund currently offers Investor Shares and Institutional Shares.
The investment objective of the CornerCap Balanced Fund is long-term capital appreciation and current income. CornerCap Small‐Cap Value Fund's investment objective is long-term capital appreciation with a secondary objective of generating income from dividends or interest on securities, whereas the CornerCap Large/Mid‐Cap Value Fund's investment objective is long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services – Investment Companies". The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").
Accounting Estimates – In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure for contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Security Valuation – Portfolio securities including common stocks, corporate bonds, municipal bonds, exchange traded funds (ETFs), closed‐end funds, and U.S. Government and Agency obligations that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price or official close as of 4:00 p.m. Eastern time or, in the absence of recorded sales, at the closing bid price on such exchanges or such system. Based on obtaining active market quotes, common stocks and exchange traded funds are classified as Level 1 of the fair value hierarchy. Corporate bonds, municipal bonds, certificates of deposit and U.S. Government and Agency obligations are classified as Level 2 of the fair value hierarchy, and are priced based upon valuations provided by a recognized independent, third party pricing agent. Third‐party pricing agents value these securities by employing methodologies that utilize actual market transactions, broker‐supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings, and developments relating to specific securities in arriving at valuations. Unlisted securities that are not included on such exchanges or systems are valued at the quoted bid prices on the over‐the counter market. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at that investment company's net asset value per share and are classified as Level 1 within the fair value hierarchy. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Funds' Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments.
Security Transactions, Investment Income and Other – Security transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Withholding taxes on foreign dividends have been provided in accordance with the Funds' understanding of the applicable country's tax rules and rates. Discounts and premiums on securities purchased are amortized over the lives of the respective securities, using the effective interest method. In the event of a

Notes to Financial Statements
June 30, 2017 (Unaudited)

security in default, a portion of interest receivable that was once recognized as interest income is written off and treated as a reduction of interest income.
Federal Income Taxes – For Federal income tax purposes, the Funds currently qualify, and intend to remain qualified, as regulated investment companies ("RICs") under the provisions of Subchapter M of the Internal Revenue Code of 1986 ("Code"), as amended, by complying with the requirements applicable to RICs and by distributing their investment company taxable net income including any excess realized gain which has not been offset by capital loss carryforwards, if any, to their shareholders. Accordingly, no provision for federal income or excise taxes has been made. As of and during the period ended June 30, 2017, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds' tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.
Distributions to Shareholders – Distributions from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.
Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.
Various inputs are used in determining the value of each Fund's investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:
Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 – Significant unobservable prices or inputs (including each Fund's own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.
The following is a summary of the inputs used to value the Funds' investments as of June 30, 2017:

Notes to Financial Statements
June 30, 2017 (Unaudited)

CornerCap Balanced Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$19,202,555	$-	$-	$19,202,555
Exchange Traded Funds	1,267,473	-	-	1,267,473
Government Bonds	-	1,098,004	-	1,098,004
Corporate Bonds	-	9,023,140	-	9,023,140
Municipal Bonds	-	151,900	-	151,900
U.S. Government & Agency Obligations	-	428,934	-	428,934
Short-Term Investments	889,348	-	-	889,348
Total	$21,359,376	$10,701,978	$-	$32,061,354

CornerCap Small-Cap Value Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$105,859,512	$-	$-	$105,859,512
Total	$105,859,512	$-	$-	$105,859,512

CornerCap Large/Mid-Cap Value Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$25,795,235	$-	$-	$25,795,235
Short-Term Investments	488,138	-	-	488,138
Total	$26,283,373	$-	$-	$26,283,373

* See Schedule of Investments for industry classification.

The Funds recognize transfers between levels as of the beginning of the annual period in which the transfer occurred. There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2017.
For the period ended June 30, 2017, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value of any investments. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable. The Funds did not hold any derivative instruments at any time during the period.
The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purposes, including short-term securities as of June 30, 2017, were as follows:

	CornerCap Balanced Fund	CornerCap Small-Cap Value Fund	CornerCap Large/Mid-Cap Value Fund
Gross unrealized appreciation (excess of value over tax cost)	$2,327,329	$12,622,394	$2,558,320
Gross unrealized depreciation (excess of tax cost over value)	(489,441)	(2,924,578)	(573,860)
Net unrealized appreciation	$1,837,888	$9,697,816	$1,984,460
Cost of investments for income tax purposes	$30,223,466	$96,161,696	$24,298,913

Item 2.  Controls and Procedures.
(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.
 (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CORNERCAP GROUP OF FUNDS

By:	/s/ Thomas E. Quinn
Thomas E. Quinn President (Principal Executive Officer)

Date:	August 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Quinn
Thomas E. Quinn President (Principal Executive Officer) and Treasurer (Principal Financial Officer)

Date:	August 15, 2017